The Company and Summary of Significant Accounting Policies - Schedule of Basic and Diluted Loss Per Common Share Using Weighted-average Shares Outstanding (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Diluted number of common and common stock equivalent shares outstanding	44,067,195	28,148,074	28,213,675	24,979,067
Photomedex, Inc. [Member]
Basic number of common shares outstanding			4,171,549	4,049,518
Dilutive effect of stock options and warrants
Diluted number of common and common stock equivalent shares outstanding			4,171,549	4,049,518